BALANCES SHEETS (Unaudited) - Winvest Group Ltd [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
ASSETS
Cash	$ 27,645
Accounts receivable	2,000
Prepaid expenses	2,637
Total current assets	32,282
Goodwill	1,010,489
Intangible assets	968,060
Total Assets	2,010,831
Current liabilities
Accounts payable	19,666	5,961
Accrued liabilities	12,536
Notes payable-related parties	359,271	108,561
Total current liabilities	391,473	114,522
Total liabilities	391,473	114,522
Commitments and Contingencies
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock Series A, $0.001 par value 300,000,000, shares authorized, 227,838,680, shares issued and outstanding as of June 30, 2022, and December 31, 2021, respectively	227,839	227,839
Common stock, Par Value $0.001, 4,500,000,000 shares authorized, 17,411,217 and 16,510,563 issued and outstanding as of June 30, 2022, and December 31, 2021	17,411	16,511
Additional paid in capital	103,113,871	101,134,772
Accumulated Deficit	(101,739,763)	(101,493,644)
Total Stockholders’ Equity (Deficit)	1,619,358	(114,522)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 2,010,831